Quarterly Financial Information (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly financial information
Net revenues	$ 28,317	$ 26,674	$ 26,414	$ 25,695	$ 24,589	$ 23,711	$ 23,885	$ 23,593	$ 107,100	$ 95,778	$ 98,215
Gross profit	5,555	5,178	5,086	4,742	5,454	5,015	5,012	4,738	20,561	20,219	20,358
Operating profit	1,957	1,584	1,484	1,305	1,761	1,478	1,494	1,404	6,330	6,137	6,425
Income from continuing operations	1,099	867	813	709	1,020	815	819	768	3,488	3,422	3,700
Income (loss) from discontinued operations, net of tax	(36)		2	3	5	(7)	2	2	(31)	2	(4)
Net income	1,063	867	815	712	1,025	808	821	770	3,457	3,424	3,696
Net loss attributable to noncontrolling interest	1	1	1	1	1	1		1	4	3
Net income attributable to CVS Caremark	$ 1,064	$ 868	$ 816	$ 713	$ 1,026	$ 809	$ 821	$ 771	$ 3,461	$ 3,427	$ 3,696
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 0.84	$ 0.65	$ 0.60	$ 0.52	$ 0.75	$ 0.60	$ 0.60	$ 0.56	$ 2.61	$ 2.51	$ 2.58
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)	$ (0.03)					$ (0.01)			$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 0.82	$ 0.65	$ 0.60	$ 0.52	$ 0.75	$ 0.59	$ 0.61	$ 0.56	$ 2.59	$ 2.51	$ 2.58
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 0.84	$ 0.65	$ 0.60	$ 0.52	$ 0.74	$ 0.60	$ 0.60	$ 0.55	$ 2.59	$ 2.49	$ 2.55
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)	$ (0.03)					$ (0.01)			$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 0.81	$ 0.65	$ 0.60	$ 0.52	$ 0.75	$ 0.59	$ 0.60	$ 0.55	$ 2.57	$ 2.49	$ 2.55
Dividends per common share	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.08750	$ 0.08750	$ 0.08750	$ 0.08750	$ 0.500	$ 0.350	$ 0.305
Minimum
Diluted earnings per common share:
NYSE Stock Price (in dollars per share)	$ 32.28	$ 31.30	$ 34.21	$ 32.08	$ 29.45	$ 26.84	$ 29.22	$ 30.36	$ 31.30	$ 26.84
Maximum
Diluted earnings per common share:
NYSE Stock Price (in dollars per share)	$ 41.35	$ 38.82	$ 39.50	$ 35.95	$ 35.46	$ 32.09	$ 37.82	$ 37.32	$ 41.35	$ 37.82